Accounts receivable, net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable - third parties	$ 1,772,809	$ 3,322,330
Less: allowance for credit losses	(761,816)	(618,524)	$ (75,931)
Total accounts receivable, net	$ 1,010,993	$ 2,703,806